PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Purchase commitments	€ 800
Capital expenditure purchase orders	81
Rent expense under non-cancellable operating lease agreements	€ 120	€ 92	€ 62
Low | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Low | Cold-drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	3 years
High | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	10 years
High | Cold-drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	13 years
Territorial Authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 285
Third Parties, Other Than Territorial Authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 50